Capital structure and financing - C.3.3. Interest and other financial expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Interest and other financial expenses:
Interest expense on bonds and bank financing	$ (234)	$ (246)		$ (262)
Interest expense on finance leases	(92)	(65)		(48)
Early redemption charges	(4)	(43)		(25)
Others	(41)	(41)		(36)
Total interest and other financial expenses	$ 371	$ 396	[1]	$ 372	[1]

[1]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.